Segmented information (Tables)	12 Months Ended
Aug. 31, 2023
Notes and other explanatory information [abstract]
Schedule of revenue

	For the year ended August 31,
Revenue	2023	2022
Tanzania	$38,320	$15,094
Total revenue	$38,320	$15,094

Schedule of non-current assets

Non-current assets	August 31, 2023	August 31, 2022
Canada	$55	$-
Tanzania	66,952	55,993
Total non-current assets	$67,007	$55,993